Other Liabilities	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Other Liabilities

19. Other Liabilities

		December 31	December 31
		2018	2017
	Note	$	$
Lease inducement benefits		111.2	57.2
Deferred share units payable	22	9.0	15.5
Other cash-settled share-based compensation	22	3.8	7.0
Liability for uncertain tax positions		35.0	31.3
Other		4.6	16.3

		163.6	127.3
Less current portion		23.2	26.2

Long-term portion		140.4	101.1